                                                                  [ZURICH LOGO]















                            Zurich YieldWise Funds
                                     '99













        Semiannual Report to Shareholders for the Period Ended January 31, 1999

TABLE OF CONTENTS


 SUBJECT                                                        PAGE
------------------------------------------------------------------------

 FUND OBJECTIVE                                                   1
------------------------------------------------------------------------
 PERFORMANCE SUMMARY                                              2
------------------------------------------------------------------------
 VARIABLES AFFECTING PERFORMANCE                                  5
------------------------------------------------------------------------
 PERFORMANCE UPDATE                                               6
------------------------------------------------------------------------
 TERMS TO KNOW                                                    9
------------------------------------------------------------------------
 PORTFOLIO COMPOSITION                                           10
------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS                                        11
------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                            22
------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS                                            29
------------------------------------------------------------------------
 SPECIAL SHAREHOLDERS' MEETING                                   32
------------------------------------------------------------------------

FUND OBJECTIVE

Zurich YieldWise Funds (the "Trust") is an open-end, diversified, management investment company offering a choice of three investment funds. Each fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs. Like all money market funds, an investment in these funds is not insured or guaranteed by the FDIC or any other government agency. Although money funds seeks to preserve your investment at $1.00 per share, it is possible to lose money.

 ZURICH YIELDWISE MONEY FUND
This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in commercial paper and bank obligations.

 ZURICH YIELDWISE GOVERNMENT MONEY FUND
This fund seeks maximum current income to the extent consistent with stability of principal by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 ZURICH YIELDWISE MUNICIPAL MONEY FUND
This fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal by investing primarily in a portfolio of short-term, high quality tax-exempt municipal securities.

                                                                           --

   2


PERFORMANCE SUMMARY
 ZURICH YIELDWISE MONEY FUND

YIELD COMPARISON
Zurich YieldWise Money Fund is compared to its IBC Financial Data category -- The First Tier Money Fund Average which consists of all non-institutional taxable money market funds investing in only First Tier (highest rating) securities tracked by IBC Financial Data. Returns are historical and do not guarantee future results, and will fluctuate.*

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

                              [PERFORMANCE GRAPH]

                  Fund Yield vs. First Tier Money Fund Average
                           Weekly 7-Day Average Yield

                                                                         FUND YIELD               FIRST TIER MONEY FUND AVERAGE
                                                                         ----------               -----------------------------
8/4/98                                                                      5.57                               5.04
                                                                            5.53                               5.03
                                                                            5.55                               5.04
                                                                            5.53                               5.03
                                                                            5.47                               5.04
                                                                            5.51                               5.02
                                                                            5.45                               5.04
                                                                            5.47                               5.01
                                                                            5.43                               4.99
                                                                            5.39                               4.95
                                                                            5.38                               4.87
                                                                            5.25                               4.82
                                                                            5.21                               4.74
                                                                            5.20                               4.77
                                                                            5.17                               4.72
                                                                            5.17                               4.70
                                                                            5.18                               4.64
                                                                            5.12                               4.67
                                                                            5.12                               4.63
                                                                            5.15                               4.65
                                                                            5.15                               4.64
                                                                            5.22                               4.62
                                                                            5.18                               4.66
                                                                            5.09                               4.57
                                                                            5.04                               4.54
1/26/99                                                                     4.98                               4.46

LIPPER RANKING
Lipper, Inc. Ranking is based upon changes in net asset value with all dividends reinvested for the year ended 1/31/99. The ranking is historical and does not guarantee future performance. The Lipper category used for comparison is the Lipper Money Market Instrument Fund category.

                              [PERFORMANCE GRAPH]

                                 LIPPER RANKING

TOP 1%                        #3 of 311 Funds                         1 Year

* Performance reflects a partial fee waiver during this period which improved results. Otherwise, the 7-day average yield would have been 4.88% on 1/26/99.

 ZURICH YIELDWISE GOVERNMENT MONEY FUND

YIELD COMPARISON
Zurich YieldWise Government Money Fund is compared to its IBC Financial Data category -- The IBC Government Money Fund Average which consists of all non-institutional government money market funds tracked by IBC Financial data. Returns are historical, do not guarantee future results, and will fluctuate.*

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

                              [PERFORMANCE GRAPH]

                 Fund Yield vs. Government Money Fund Average
                         7-Day Average Yield on 1/26/99

                                                                         FUND YIELD               GOVERNMENT MONEY FUND AVERAGE
                                                                         ----------               -----------------------------
1/26/99                                                                     5.01                               4.25

                                  IBC RANKING
IBC Financial Data ranking is based upon average annualized net investment income for the 7-day period ended as indicated. The IBC category used for comparison is the IBC Government Money Fund category which consists of all non-institutional government money market funds tracked by IBC Financial Data. Ranking is historical and does not guarantee future results.

                              [PERFORMANCE GRAPH]

                                  IBC RANKING

                                                            AS OF
TOP FUND                      #1 OF 180 FUNDS              1/26/99

* Performance reflects 100% fee waiver and expense absorption during this period which improved results. Otherwise, the 7-day average yield would have been 4.42% on 1/26/99.

   4

 ZURICH YIELDWISE MUNICIPAL MONEY FUND

YIELD COMPARISON
Zurich YieldWise Municipal Money Fund is compared to its IBC Financial Data category -- The Tax-Free Money Fund Average which consists of all non-institutional tax-free money market funds tracked by IBC Financial Data. Returns are historical, do not guarantee future results, and will fluctuate.* Income from Zurich YieldWise Municipal Money Fund may be subject to state and local taxes and the alternative minimum tax.

7-day yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

                              [PERFORMANCE GRAPH]

                   Fund Yield vs. Tax-Free Money Fund Average
                         7-Day Average Yield on 1/25/99

                                                                         FUND YIELD                TAX-FREE MONEY FUND AVERAGE
                                                                         ----------                ---------------------------
1/25/99                                                                     2.84                               2.53

IBC RANKING
IBC Financial Data ranking is based upon average annualized net investment income for the 7-day period ended as indicated. The IBC category used for comparison is the IBC Tax-Free Money Fund category which consists of all non-institutional tax-free money market funds tracked by IBC Financial Data. Ranking is historical and does not guarantee future results.

                              [PERFORMANCE GRAPH]


                                  IBC RANKING

                                                                 As of
TOP 3%                             #4 OF 122 funds              1/26/99

* Performance reflects 100% fee waiver and expense absorption during this period which improved results. otherwise, the 7-day average yield would have been 2.25% on 1/25/99.

VARIABLES AFFECTING
PERFORMANCE


The investment manager invests in high-quality, short-term securities that are consistent with each fund's specific objective.

Our primary goal is to provide competitive yields while maintaining preservation of principal and a high degree of liquidity. The specific securities portfolio managers select have a major impact on reaching our goal. However, they must continuously analyze other variables which affect share price stability and fund performance. Traditionally, there are three important variables which are factored into the decision-making process:

 MONETARY POLICY

Monetary Policy is managed by the Federal Reserve Board (the "Fed") and has a direct impact on short-term interest rates. If the Fed determines that inflation is climbing, it will enact a policy to decrease or "tighten" the money supply. With less money available, money lenders can command higher interest rates on the money market securities they sell. On the other hand, if the Fed determines the economy is heading toward a recession, it will increase or "ease" the money supply. With more money for borrowers to access, the interest rates for money market securities decline.

 INTEREST RATES

Interest Rates will affect money fund yields because as investments mature, the cash received will be reinvested at current money market rates which could be either higher or lower. Reinvesting at higher interest rates generally means higher yields for money funds and reinvesting at lower rates generally means lower yields.

 AVERAGE LENGTH OF MATURITY

Average Length of Maturity affects the timing of reinvesting cash from maturing investments. If interest rates are expected to rise, decreasing the portfolio's average length of maturity would enable the Fund to purchase higher-yielding money market securities sooner. Conversely, if rates were expected to decrease, the Fund would invest in money market securities with a longer length of maturity in order to maintain higher yields longer.

(ALSO SEE "TERMS TO KNOW" SECTION)

   6


PERFORMANCE UPDATE

 AN INTERVIEW WITH PORTFOLIO MANAGER FRANK RACHWALSKI

[RACHWALSKI PHOTO]           With three consecutive cuts in interest rates
                             during the last six months, the Federal Reserve
                             Board (the "Fed") had a big impact on money market funds. Since yields will always move, with some lag-time in the same direction as the Federal Funds
                             Rates, the six months covered in this report
                             (8/1/98 -- 1/31/99) proved to be challenging for money market fund managers. Lead portfolio manager
                             Frank Rachwalski discusses market events and Zurich
                             YieldWise Funds' performance during this time period.

                             ---------------------------------------------------

FRANK RACHWALSKI IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. AND LEAD PORTFOLIO MANAGER OF ZURICH YIELDWISE FUNDS. MR. RACHWALSKI HOLDS A B.B.A. AND AN M.B.A. DEGREE FROM LOYOLA UNIVERSITY.

Q FRANK, PRIOR TO THE INTEREST RATE CUTS STARTING IN SEPTEMBER 1998, THE FED HAD LEFT INTEREST RATES UNCHANGED FOR OVER A YEAR. WITH A STABLE U.S. ECONOMY AND LOW EXPECTATION OF INFLATION, WHAT PROMPTED THE FED TO
CHANGE COURSE IN THEIR POLICY?
       -------------------------------------------------------------------------
A Several factors entered into the decision. The economic problems in Asia that surfaced toward the end of 1997 continued with political leadership in these countries unable to correct the situation. In addition, economic problems in Russia and Latin America appeared. Eventually, the financial turmoil overseas started to take its toll on the U.S. economy with the stock market plunge in late August as investors fled to safer investments. In fact, with foreign and domestic investors pouring money into U.S. Treasury securities, the 30-Year Treasury bond was trading below the Fed Funds Rate for the first time since 1989. The Fed needed to take action at this point to both
--------------------------------------------------------------------------------
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report, as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

stabilize financial markets and provide some protection from slower economic growth by lowering interest rates.

Q       DID THIS MOVE WORK?

        ------------------------------------------------------------------------
A Yes, it did. You saw a quick recovery in the stock market and investor concerns dissipated, which in turn brought the spread between long-term rates for U.S. Treasuries and the Fed Funds Rate more in line.

Q HOW DID ALL THIS TURMOIL, INCLUDING THE THREE CONSECUTIVE CUTS IN INTEREST RATES AFFECT THE ZURICH YIELDWISE FUNDS?

        ------------------------------------------------------------------------
A Invariably, the rate cuts affected the Funds. There is no way around it because money market funds invest in shorter maturities, so when the rates on short-term securities drop, the Funds' yields will follow.

Q FRANK, ZURICH YIELDWISE MONEY FUND HAS BEEN AROUND FOR OVER A YEAR BUT WE JUST INTRODUCED ZURICH YIELDWISE GOVERNMENT MONEY FUND AND ZURICH YIELDWISE MUNICIPAL MONEY FUND ON DECEMBER 1, 1998. WHAT WAS YOUR
INVESTMENT STRATEGY FOR THE FUNDS DURING THIS TIME, ESPECIALLY THE NEW FUNDS, AND HOW DID THEY PERFORM GIVEN THIS MARKET CLIMATE?
        ------------------------------------------------------------------------
A With YieldWise Money Fund, we wanted to extend maturities at the beginning of this period because we felt the Fed was going to lower interest rates. But, with long-term issues unattractively priced, there wasn't any reward in extending. However, when rates started getting more in balance toward the end of the year, we selectively looked to extend, and when

                                                                       Continued

  8


the market offered value for longer maturities, we took advantage of the opportunity. I feel the Fund performed as it should in a period of volatility and lowered interest rates. We faced a bigger challenge with YieldWise Government and YieldWise Muni. Since these funds did not become effective until the end of the year, we started building their portfolios after interest rates dropped. However, I feel both funds performed well given the market climate in which we started investing.

Q WHAT DO YOU SEE HAPPENING IN THE MARKETPLACE DURING THE NEXT SIX MONTHS AND WHAT IS YOUR STRATEGY FOR THE FUTURE?

        ------------------------------------------------------------------------
A We see continued moderate growth without any increases in inflation. An extended period of Fed neutrality -- where they leave interest rates alone -- is anticipated. Based on this prediction, we're going to keep the maturities of our investments in the neutral range -- between 25-30 days. Our main goal is to search for value to ensure the consistent performance we feel we have always provided our shareholders.

TERMS TO KNOW


7-DAY AVERAGE
YIELD Every money market fund calculates its yield according to a standardized method prescribed by the Securities and Exchange Commission. Each day's yield is an average taken over a 7-day period. This average helps to minimize the effect of daily fluctuation in fund income, and therefore yield.

MATURITY Maturity is the time remaining before an issuer is scheduled to repay the principal amount on a debt security. Money market instruments are debt securities.

FEDERAL FUNDS
("FED FUNDS")           Commercial banks are required to keep these funds on
                        deposit at the Federal Reserve Bank in their district.
                        In order to meet these reserve requirements, occasionally commercial banks need to borrow funds.
                        These funds are borrowed from banks that have an excess of the required amount on hand in what is called the "Fed Funds Market". The interest rate on these loans is called the "Fed Funds Rate" and is the key money market rate which influences all other short-term rates.

U.S. TREASURIES         These debt securities are issued by the U.S. Treasury
                        and include Treasury bills, Treasury bonds and Treasury notes. They are considered to be the safest of all securities. Their safety rests in the power of the U.S.
                        government to obtain tax revenues in order to repay its obligations, and in its historical record of always having done so.

  10



PORTFOLIO COMPOSITION

----------------------------------------------------------------------------
 ZURICH YIELDWISE MONEY FUND                                 On 1/31/99*
----------------------------------------------------------------------------
                              Commercial paper                      86%
                              ----------------------------------------------
                              Domestic CD's                         10
                              ----------------------------------------------
                              Foreign CD's                           3
                              ----------------------------------------------
                              U.S. Government agency notes           1
                              ----------------------------------------------
         [PIE CHART]                                               100%
                              ----------------------------------------------
                               WEIGHTED AVERAGE MATURITY+
                              ----------------------------------------------
                              Zurich YieldWise Money Fund      24 days
                              ----------------------------------------------
                              First Tier Money Fund Average    64 days

--------------------------------------------------------------------------------
 ZURICH YIELDWISE GOVERNMENT MONEY FUND                      On 1/31/99*
--------------------------------------------------------------------------------

                              Federal agencies                      85%
                              ----------------------------------------------
                              Repurchase agreements                 15%
                              ----------------------------------------------
                                                                   100%
                              ----------------------------------------------
         [PIE CHART]           WEIGHTED AVERAGE MATURITY+
                              ----------------------------------------------
                              Zurich YieldWise Government
                              Money Fund                       30 days
                              ----------------------------------------------
                              Government Money Fund Average    50 days

----------------------------------------------------------------------------
ZURICH YIELDWISE MUNICIPAL MONEY FUND                        On 1/31/99*
----------------------------------------------------------------------------
                              Variable rate demand notes            75%
                              ----------------------------------------------
                              Tax-exempt commercial paper           25%
                              ----------------------------------------------
                                                                   100%
         [PIE CHART]          ----------------------------------------------
                               WEIGHTED AVERAGE MATURITY+
                              ----------------------------------------------
                              Zurich YieldWise Municipal
                              Money Fund                       15 days
                              ----------------------------------------------
                              Tax-Free Money Fund Average      41 days


* Portfolio composition and holdings are subject to change.

+ The Funds are compared to their respective IBC Financial Data category: The First Tier Money Fund Average consists of all non-institutional taxable money market funds investing in only first tier (highest rating) securities and tracked by IBC Financial Data; Government Money Fund Average includes all non-institutional government money market funds tracked by IBC Financial Data; Tax-Free Money Fund Average consists of all non-institutional tax-free money market funds tracked by IBC Financial Data. Weighted average maturity for Zurich YieldWise Money Fund and Zurich YieldWise Government Money Fund is as of 1/26/99, Zurich YieldWise Municipal Money Fund is as of 1/25/99.

                                                                           11
ZURICH YIELDWISE MONEY FUND
PORTFOLIO OF INVESTMENTS

January 31, 1999 (unaudited)
(value in thousands)


 -------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS
 -------------------------------------------------------------------------------
 BANKING -- 3.2%                RATE             MATURITY               VALUE
 -------------------------------------------------------------------------------
 Banco Real, S.A.               4.89%            4/1/99               $    9,921
 -------------------------------------------------------------------------------
 Commonwealth Bank of
 Australia                      5.33%            2/26/99                   4,982
 -------------------------------------------------------------------------------
 Merita N.A., Inc.              5.32%            2/10/99                   9,987
 -------------------------------------------------------------------------------
 UBS Finance, Inc.              5.08%            4/19/99                   9,893
 -------------------------------------------------------------------------------
                                                                          34,783
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 BUSINESS LOANS -- 18.5%
 -------------------------------------------------------------------------------
 Corporate Asset Funding Co.    5.38% - 5.43%    2/11/99 - 2/19/99        14,972
 -------------------------------------------------------------------------------
 Fairway Finance Corp.          4.88%            2/25/99                   9,968
 -------------------------------------------------------------------------------
 International Securitization
 Corp.                          4.89% - 4.94%    2/1/99 - 3/15/99         24,923
 -------------------------------------------------------------------------------
 Intrepid Funding Master Trust  4.89% - 5.29%    2/26/99 - 3/11/99        24,884
 -------------------------------------------------------------------------------
 Lexington Parker Capital Co.   5.45%            3/17/99                   9,935
 -------------------------------------------------------------------------------
 Mont Blanc Capital Corp.       4.87% - 4.92%    2/16/99 - 2/22/99        22,945
 -------------------------------------------------------------------------------
 Monte Rosa Capital Corp.       4.87% - 4.89%    3/5/99 - 3/19/99         19,895
 -------------------------------------------------------------------------------
 Preferred Receivables
 Funding Corp.                  4.88%            2/12/99                   4,992
 -------------------------------------------------------------------------------
 Quincy Capital Corp.           5.45%            2/5/99                    9,994
 -------------------------------------------------------------------------------
 Receivables Capital Corp.      4.89% - 5.33%    2/1/99 - 3/8/99          24,905
 -------------------------------------------------------------------------------
 Sheffield Receivables Corp.    4.88% - 4.89%    3/15/99                  14,915
 -------------------------------------------------------------------------------
 Special Purpose Accounts
 Receivable Cooperative         4.91%            3/24/99                   9,931
 -------------------------------------------------------------------------------
 Wood Street Funding Corp.      4.92%            2/16/99                   9,979
 -------------------------------------------------------------------------------
                                                                         202,238

  12

(value in thousands)

      ---------------------------------------------------------------------------------------------
      CAPITAL AND EQUIPMENT
      LENDING -- 13.2%                             RATE                   MATURITY            VALUE
      ---------------------------------------------------------------------------------------------
   (a)American Honda Finance
      Corp.                                        4.92% - 4.98%    2/24/99 - 2/26/99    $   14,497
      ---------------------------------------------------------------------------------------------
      Catepillar Financial Services
      Corp.                                        5.33%            2/16/99                  10,000
      ---------------------------------------------------------------------------------------------
      Centric Capital Corp.                        5.37%            2/4/99                    9,996
      ---------------------------------------------------------------------------------------------
   (a)Chrysler Financial Corp.                     4.96%            2/17/99                  25,003
      ---------------------------------------------------------------------------------------------
      Enterprise Funding Corp.                     4.86% - 5.37%    2/5/99 - 2/19/99         31,959
      ---------------------------------------------------------------------------------------------
      Fountain Square
      Commercial Funding                           4.90% - 4.99%    2/16/99 - 3/4/99         14,952
      ---------------------------------------------------------------------------------------------
   (a)John Deere Capital Corp.                     5.25%            2/9/99                   10,000
      ---------------------------------------------------------------------------------------------
      Moat Funding, LLC                            5.27%            3/22/99                   9,929
      ---------------------------------------------------------------------------------------------
   (a)Sigma Finance, Inc.                          4.88%            2/1/99                   18,000
      ---------------------------------------------------------------------------------------------
                                                                                            144,336
      ---------------------------------------------------------------------------------------------
      CAPTIVE BUSINESS LENDING -- 7.3%
      ---------------------------------------------------------------------------------------------
      British Gas Capital, Inc.                    4.86% - 4.89%    2/9/99 - 2/10/99         34,959
      ---------------------------------------------------------------------------------------------
      Duke Capital Corp.                           4.87%            2/4/99                    4,998
      ---------------------------------------------------------------------------------------------
   (a)FINOVA Capital Corp.                         5.29%            3/11/99                  15,000
      ---------------------------------------------------------------------------------------------
      California,
      Oakland-Alameda
      County Coliseum                              4.90%            3/9/99                   10,000
      ---------------------------------------------------------------------------------------------
      Petrobras, International
      Finance Co.                                  5.18%            3/26/99                  14,887
      ---------------------------------------------------------------------------------------------
                                                                                             79,844

      ---------------------------------------------------------------------------------------------
      CONSUMER LENDING -- 3.8%
      ---------------------------------------------------------------------------------------------
   (a)Countrywide Home  Loans                     5.22%            4/27/99                  10,000
      ---------------------------------------------------------------------------------------------
(a)(b)GMAC Mortgage
      Corporation of
      Pennsylvania                                5.22%            2/1/99                   12,000
      ---------------------------------------------------------------------------------------------
   (a)Household Finance Corp.                     4.84%            2/26/99                  14,998
 --------------------------------------------------------------------------------------------------
   (a)Transamerica Finance Corp.                  5.22%            4/22/99                   5,000
 --------------------------------------------------------------------------------------------------
                                                                                            41,998

   -------------------------------------------------------------------------------
   CONSUMER PRODUCTS
   AND SERVICES -- 1.8%           RATE             MATURITY                  VALUE
   -------------------------------------------------------------------------------
   Coca-Cola Enterprises, Inc.    4.89% - 5.19%    3/17/99 - 3/22/99    $   19,871
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------
   DIVERSIFIED FINANCE -- 20.6%
   -------------------------------------------------------------------------------
   Alpine Securitization Corp.    4.88% - 4.92%    2/16/99 - 3/9/99         19,931
   -------------------------------------------------------------------------------
   Amsterdam Funding Corp.        4.89% - 4.99%    2/11/99 - 3/10/99        29,891
   -------------------------------------------------------------------------------
   Barton Capital Corp.           5.39% - 5.41%    2/9/99 - 2/26/99         19,951
   -------------------------------------------------------------------------------
(a)CIT Group Holdings, Inc.       4.84%            2/1/99                    4,999
   -------------------------------------------------------------------------------
   Commercial Credit Co.          5.21%            2/16/99                   9,979
   -------------------------------------------------------------------------------
   CXC, Inc.                      4.88%-5.43%      2/12/99 - 3/8/99         14,944
   -------------------------------------------------------------------------------
   Eureka Securitization, Inc.    4.88%            3/10/99                  24,875
   -------------------------------------------------------------------------------
   General Electric Capital
   Corp.                          5.12%            3/12/99                  24,863
   -------------------------------------------------------------------------------
   Heller Financial, Inc.         5.58%            2/26/99                  24,905
   -------------------------------------------------------------------------------
   Norwest Financial Corp.        5.33%            3/1/99                    9,959
   -------------------------------------------------------------------------------
   Thunder Bay Funding, Inc.      4.90% - 4.94%    2/8/99 - 3/4/99          19,932
   -------------------------------------------------------------------------------
   Twin Towers, Inc.              5.37%            2/22/99                   4,985
   -------------------------------------------------------------------------------
   Variable Funding Capital
   Corp.                          4.91%            2/3/99                   14,996
   -------------------------------------------------------------------------------
                                                                           224,210
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 5.9%
   -------------------------------------------------------------------------------
(a)Bear Stearns Cos., Inc.        4.93% - 5.69%    2/8/99 - 2/18/99         10,000
   -------------------------------------------------------------------------------
(a)CS First Boston, Inc.          4.86%            2/1/99                   10,000
   -------------------------------------------------------------------------------
(a)Goldman Sachs
   Group, L.P.                    5.05%            2/8/99                   10,000
   -------------------------------------------------------------------------------
(a)Lehman Brothers
   Holdings, Inc.                 5.01%            2/22/99                  10,000
   -------------------------------------------------------------------------------
(a)Merrill Lynch & Co., Inc.      4.94% - 4.95%    2/16/99 - 2/22/99        25,000
   -------------------------------------------------------------------------------
                                                                            65,000
   -------------------------------------------------------------------------------

(value in thousands)

-------------------------------------------------------------------------------------
HEALTH CARE -- 2.8%                   RATE              MATURITY            VALUE
-------------------------------------------------------------------------------------
Baxter International, Inc.      4.88%             2/18/99 - 3/15/99      $     30,845
-------------------------------------------------------------------------------------
UTILITIES -- 8.4%
-------------------------------------------------------------------------------------
Texas, Brazos River Authority   5.30%             3/12/99                      10,000
-------------------------------------------------------------------------------------
California, Pollution Control
Revenue                         5.40%             2/3/99                       10,000
-------------------------------------------------------------------------------------
Frontier Corp.                  4.89% - 5.06%     2/9/99 - 3/29/99             31,437
-------------------------------------------------------------------------------------
GTE Corp.                       4.91% - 5.58%     2/3/99 - 2/16/99             40,958
-------------------------------------------------------------------------------------
                                                                               92,395
-------------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS -- 85.5%
(AVERAGE MATURITY: 27 DAYS)                                                   935,520
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
BANK OBLIGATIONS
-------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT AND BANK NOTES --
U.S. BANKS -- 9.6%
-------------------------------------------------------------------------------------
(a)Amex Centurian Bank     4.95% - 5.07%    2/8/99 - 2/16/99         15,001
   ----------------------------------------------------------------------------------
(a)Bankers Trust Co.       4.83%            2/1/99                   14,998
   ----------------------------------------------------------------------------------
(a)FCC National Bank       4.80%            2/1/99                   14,997
   ----------------------------------------------------------------------------------
(a)First National Bank
   of Boston               4.89%            2/1/99                   10,000
   ----------------------------------------------------------------------------------
(a)First Union National
   Bank                    5.42%            2/16/99                   5,000
   ----------------------------------------------------------------------------------
(a)Huntington National
   Bank                    5.08%            2/5/99                   14,997
   ----------------------------------------------------------------------------------
(a)Key Bank, N.A.          4.89%            2/26/99                   9,997
   ----------------------------------------------------------------------------------
(a)J.P. Morgan & Co.,
   Inc.                    4.94%            2/8/99                    9,997
   ----------------------------------------------------------------------------------
(a)Northern Trust Corp.    4.93%            2/8/99                    9,996
   ----------------------------------------------------------------------------------
                                                                    104,983

  --
  14

                                                                           15

   --------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT --
   FOREIGN BANKS -- 3.6%        RATE             MATURITY              VALUE
   --------------------------------------------------------------------------
(a)Abbey National, N.A.         4.82%            4/20/99              $ 9,995
   --------------------------------------------------------------------------
(a)National Bank of Canada      5.00%            2/5/99                10,000
   --------------------------------------------------------------------------
(a)Svenska Handelsbanken        4.96%            2/2/99                19,995
   --------------------------------------------------------------------------
                                                                       39,990
   --------------------------------------------------------------------------
   TOTAL BANK OBLIGATIONS -- 13.2%
   (AVERAGE MATURITY: 11 DAYS)                                        144,973
   --------------------------------------------------------------------------

   --------------------------------------------------------------------------
   U.S. GOVERNMENT
   AGENCY NOTES -- 1.1%
   --------------------------------------------------------------------------
(a)Federal National Mortgage
   Association
   (AVERAGE MATURITY: 4 DAYS)   4.44%            2/2/99                12,306

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.8%
   (AVERAGE MATURITY: 25 DAYS)                                      1,092,799
   --------------------------------------------------------------------------
   CASH AND OTHER ASSETS, LESS LIABILITIES -- .2%                       1,685
   --------------------------------------------------------------------------
   NET ASSETS -- 100%                                              $1,094,484

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

  16

ZURICH YIELDWISE GOVERNMENT MONEY FUND
PORTFOLIO OF INVESTMENTS

January 31, 1999 (unaudited)
(value in thousands)

   -------------------------------------------------------------------------
   SHORT-TERM NOTES             RATE              MATURITY         VALUE
   -------------------------------------------------------------------------
   (ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES
   OR INSTRUMENTALITIES)
   -------------------------------------------------------------------------
   Federal Farm Credit Banks    4.74% - 5.03%    2/2/99 - 3/29/99     $16,752
   --------------------------------------------------------------------------
   Federal Home Loan Bank       4.74% - 4.79%    2/9/99 - 2/26/99       6,109
   --------------------------------------------------------------------------
   Federal Home Loan Mortgage
   Corp.                        4.70% - 4.80%    2/12/99 - 3/12/99      7,709
   --------------------------------------------------------------------------
   Federal National Mortgage
   Association                  4.70% - 5.00%    2/5/99 - 3/16/99      11,219
   --------------------------------------------------------------------------
   TOTAL SHORT-TERM NOTES -- 84.2%
   (AVERAGE MATURITY: 25 DAYS)                                         41,789
   --------------------------------------------------------------------------
   --------------------------------------------------------------------------
(C)REPURCHASE AGREEMENTS -- 15.1%
   --------------------------------------------------------------------------
   (DATED 1/99, COLLATERALIZED BY FEDERAL HOME LOAN MORTGAGE
   CORPORATION AND FEDERAL NATIONAL MORTGAGE ASSOCIATION SECURITIES)
   --------------------------------------------------------------------------
   Morgan Stanley,
   Dean Witter Co.              4.76% - 6.50%    2/19/99 - 3/29/99      7,500
   (held at The Bank of New York)
   (AVERAGE MATURITY: 32 DAYS)
   --------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.3%
   (AVERAGE MATURITY: 26 DAYS)                                         49,289
   --------------------------------------------------------------------------
   CASH AND OTHER ASSETS, LESS LIABILITIES -- .7%                         340
   --------------------------------------------------------------------------
   NET ASSETS -- 100%                                                 $49,629
   --------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

ZURICH YIELDWISE MUNICIPAL MONEY FUND
PORTFOLIO OF INVESTMENTS

January 31, 1999 (unaudited)
(value in thousands)


    ----------------------------------------------------------------------
(A) VARIABLE RATE DEMAND SECURITIES
    ----------------------------------------------------------------------
    ALABAMA                                RATE                   VALUE
    ----------------------------------------------------------------------
    Phenix County,
    Industrial Development Board           3.30%                  $   100
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    North Alabama,
    Environmental Improvement Authority    3.25%                      300
    ----------------------------------------------------------------------
    ARIZONA
    ----------------------------------------------------------------------
    Apache County,
    Industrial Development Authority       2.75%                      500
    ----------------------------------------------------------------------
    Maricopa County,
    Pollution Control Revenue              3.20%                      200
    ----------------------------------------------------------------------
    CALIFORNIA
    ----------------------------------------------------------------------
    Los Angeles,
    Regional Airports Improvement Corp.    3.25%                      200

    ----------------------------------------------------------------------
    DISTRICT OF COLUMBIA
    ----------------------------------------------------------------------
    General Obligation                     3.30%                      200

    ----------------------------------------------------------------------
    FLORIDA
    Citrus Park,
    Community Development District         2.80%                      300
    ----------------------------------------------------------------------
    Dade County
      Housing Finance Authority            2.65%                      600
      Water and Sewer System Revenue       2.65%                      100
    ----------------------------------------------------------------------
    Hillsborough County,
    Industrial Development Authority       3.20%                      600
    ----------------------------------------------------------------------
    St. Lucie County,
    Pollution Control Revenue              3.12%                      500
    ----------------------------------------------------------------------
    ILLINOIS
    ----------------------------------------------------------------------
    Development Finance Authority          2.70%                      100
    ----------------------------------------------------------------------
    Educational Facilities Authority       2.70%                      100
    ----------------------------------------------------------------------
    Chicago,
    O'Hare International Airport Revenue   3.02%                      500
    ----------------------------------------------------------------------
    INDIANA
    ----------------------------------------------------------------------
    Jasper County,
    Pollution Control Revenue              3.20%                      700

  18

(value in thousands)

----------------------------------------------------------------------
LOUISIANA                               RATE                   VALUE
----------------------------------------------------------------------
Jefferson Parish,
Hospital Service District              2.75%                   $   200
----------------------------------------------------------------------
MARYLAND
----------------------------------------------------------------------
Health and Higher Education
Facilities Authority                   2.80%                       100
----------------------------------------------------------------------
MICHIGAN
----------------------------------------------------------------------
Hospital Finance Authority             2.95%                       200
----------------------------------------------------------------------
Strategic Fund,
Pollution Control Revenue              2.90%                       200
----------------------------------------------------------------------
University of Michigan,
Hospital Revenue                       3.20%                       600
----------------------------------------------------------------------
NEW YORK
----------------------------------------------------------------------
Dormitory Authority Revenue            3.20%                       700
----------------------------------------------------------------------
General Obligation                     3.00%                       400
----------------------------------------------------------------------
Babylon,
Industrial Development Agency          3.25%                       300
----------------------------------------------------------------------
NORTH CAROLINA
----------------------------------------------------------------------
Raleigh-Durham,
Airport Authority                      3.20%                       300
----------------------------------------------------------------------
Wake County,
Industrial Financing Authority         2.70%                       100

----------------------------------------------------------------------
OHIO
----------------------------------------------------------------------
Solid Waste Revenue                    3.30%                       600

----------------------------------------------------------------------
PENNSYLVANIA
----------------------------------------------------------------------
Delaware Valley,
Regional Finance Authority             2.70%                       100

----------------------------------------------------------------------
Schuylkill County,
Industrial Development Authority       2.70%                       100
----------------------------------------------------------------------
TENNESSEE
----------------------------------------------------------------------
Clarksville,
Public Building Authority              2.70%                       200

----------------------------------------------------------------------
TEXAS                                   RATE                   VALUE
----------------------------------------------------------------------
Brazos River Authority                 3.30%                  $   500
----------------------------------------------------------------------
Harris County,
Health Facilities Development Corp.    3.03%                      900
----------------------------------------------------------------------
WISCONSIN
----------------------------------------------------------------------
Health and Educational Facilities
Authority                              2.70%                      100
----------------------------------------------------------------------
Eau Claire,
Solid Waste Disposal Revenue           2.85%                      600
----------------------------------------------------------------------
Wausau,
Pollution Control Revenue              3.20%                      600
----------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND SECURITIES -- 73.9%
(AVERAGE MATURITY: 3 DAYS)                                     11,800


---------------------------------------------------------------------
OTHER SECURITIES
---------------------------------------------------------------------
COLORADO                     RATE           MATURITY          VALUE
---------------------------------------------------------------------
Platte River
Power Authority              3.05%          3/10/99               100
---------------------------------------------------------------------
FLORIDA
---------------------------------------------------------------------
Pinellas,
City Education               3.00%          3/10/99               500
---------------------------------------------------------------------
ILLINOIS
---------------------------------------------------------------------
Educational Facilities
Authority                    3.10%          3/11/99               100
---------------------------------------------------------------------
Health Facilities Authority  3.05%          5/13/99               200
---------------------------------------------------------------------
INDIANA
---------------------------------------------------------------------
Sullivan,
Pollution Control Revenue    3.00%          3/9/99                500
---------------------------------------------------------------------
KENTUCKY
---------------------------------------------------------------------
Danville,
Multi-City Lease Revenue     2.75%          5/12/99               400
---------------------------------------------------------------------
Pendleton County,
 Multi-County Lease Revenue   2.50% - 2.95%  3/9/99               500

  20
ZURICH YIELDWISE MUNICIPAL MONEY FUND PORTFOLIO OF INVESTMENTS, CONTINUED


(value in thousands)
--------------------------------------------------------------------------
MARYLAND                          RATE           MATURITY          VALUE
--------------------------------------------------------------------------
Anne Arundel County,
Port Facilities Revenue           3.00%          3/18/99         $     300
--------------------------------------------------------------------------
NEW YORK
--------------------------------------------------------------------------
Nassau County,
Tax Anticipation Note             3.50%          3/18/99               100
--------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------
Brazos River Authority            3.00%          3/10/99               500
--------------------------------------------------------------------------
Calhoun County,
Industrial Development Authority  3.05%          2/23/99               100
--------------------------------------------------------------------------
Texas A&M University              3.00% - 3.05%  3/8/99 - 3/11/99      300
--------------------------------------------------------------------------
VIRGINIA
--------------------------------------------------------------------------
Chesterfield County,
Industrial Development Authority  2.75%          5/12/99               300
--------------------------------------------------------------------------
Louisa,
Industrial Development Authority  3.15%          3/12/99               100
--------------------------------------------------------------------------
TOTAL OTHER SECURITIES -- 25.0%
(AVERAGE MATURITY: 56 DAYS)                                          4,000
--------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.9%
(AVERAGE MATURITY: 17 DAYS)                                         15,800
--------------------------------------------------------------------------
CASH AND OTHER ASSETS,
LESS LIABILITIES -- 1.1%                                               170
--------------------------------------------------------------------------
NET ASSETS -- 100%                                               $  15,970

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS.

NOTES TO
PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at January 31, 1999. The dates shown represent the demand date or the next interest rate change date. Securities in the Zurich YieldWise Municipal Money Fund shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At January 31, 1999, the aggregate value of illiquid securities was $12,000,000 in the Zurich YieldWise Money Market Fund, which represented 1.1% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government or U.S. Government agency securities. All collateral is held at the Funds' custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Funds so that its market value exceeds the carrying value of the repurchase agreement.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  22




FINANCIAL STATEMENTS

 STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999 (in thousands) (unaudited)
-----------------------------------------------------------------------

ASSETS                             MONEY MARKET   GOVERNMENT   MUNICIPAL
-----------------------------------------------------------------------
Investments, at amortized cost:
     Short-term securities        $1,092,799         41,789      15,800
-----------------------------------------------------------------------
     Repurchase agreements                --          7,500          --
-----------------------------------------------------------------------
Cash                                   1,918            365         138
-----------------------------------------------------------------------
Interest receivable                    1,710             10          39
-----------------------------------------------------------------------
TOTAL ASSETS                       1,096,427         49,664      15,977
-----------------------------------------------------------------------

-----------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-----------------------------------------------------------------------
Payable for:
      Dividends                           860             35          7
-----------------------------------------------------------------------
      Management fee                      658             --         --
-----------------------------------------------------------------------
      Custodian and transfer
      agent fees and related
      expenses                             76             --         --
-----------------------------------------------------------------------
      Trustees' fees and other            349             --         --
-----------------------------------------------------------------------
TOTAL LIABILITIES                       1,943             35          7
-----------------------------------------------------------------------

-----------------------------------------------------------------------
NET ASSETS APPLICABLE TO
SHARES OUTSTANDING                 $1,094,484         49,629     15,970
-----------------------------------------------------------------------

-----------------------------------------------------------------------
THE PRICING OF SHARES
-----------------------------------------------------------------------
Shares outstanding                  1,094,484         49,629     15,970
-----------------------------------------------------------------------
Net asset value and
redemption price per share              $1.00           1.00       1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------
For the period ended January 31, 1999 (in thousands) (unaudited)


--------------------------------------------------------------------
NET INVESTMENT INCOME   MONEY MARKET   GOVERNMENT(A)   MUNICIPAL(A)
--------------------------------------------------------------------

Interest income            $30,286           149             30
--------------------------------------------------------------------
Expenses:
  Management fee             2,187            14              5
--------------------------------------------------------------------
  Custodian and
  transfer agent fees
  and related expenses         150             1              1
--------------------------------------------------------------------
  Reports to
  shareholders                  15             1             --
--------------------------------------------------------------------
  Registration costs            --            --             --
--------------------------------------------------------------------
  Professional fees              4            --             --
--------------------------------------------------------------------
  Trustees' fees and
  other                         36            --             --
--------------------------------------------------------------------
     Total expenses
     before expense
     waiver and
     absorption              2,392            16              6
--------------------------------------------------------------------
  Less expenses waived and
  absorbed by the
  investment manager          (542)          (16)            (6)
--------------------------------------------------------------------
     Total expenses absorbed
     by the Fund             1,850            --             --
--------------------------------------------------------------------
 Net investment income     $28,436           149             30

(a) For the period from December 1, 1998 (commencement of operations) to January 31, 1999.

  24

------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------


OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
------------------------------------------------------
Net investment income
------------------------------------------------------
Dividends to shareholders from net investment income
------------------------------------------------------
Capital share transactions
(dollar amounts and number of shares are the same):
        Shares sold
------------------------------------------------------
        Shares issued in reinvestment of dividends
------------------------------------------------------

------------------------------------------------------
        Shares redeemed
------------------------------------------------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS AND TOTAL
INCREASE IN NET ASSETS

------------------------------------------------------
NET ASSETS
------------------------------------------------------
Beginning of period
------------------------------------------------------
END OF PERIOD

(a) Commencement of operations.

                                                          25

--------------------------------------------------------
          MONEY MARKET         GOVERNMENT     MUNICIPAL
--------------------------------------------------------

    SIX MONTHS                 DECEMBER 1,   DECEMBER 1,
       ENDED         YEAR      1998(A) TO    1998(A) TO
    JANUARY 31,     ENDED      JANUARY 31,   JANUARY 31,
       1999        JULY 31,       1999          1999
    (UNAUDITED)      1998      (UNAUDITED)   (UNAUDITED)
--------------------------------------------------------
    $   28,436        47,511        149            30
--------------------------------------------------------
       (28,436)      (47,511)      (149)          (30)
--------------------------------------------------------
       694,612     2,705,314     51,528        16,013
--------------------------------------------------------
        27,643        43,882        112            23
--------------------------------------------------------
       722,255     2,749,196     51,640        16,036
--------------------------------------------------------
      (699,499)   (1,922,532)    (2,011)          (66)
--------------------------------------------------------
        22,756       826,664     49,629        15,970
--------------------------------------------------------
--------------------------------------------------------

     1,071,728       245,064         --            --
--------------------------------------------------------
    $1,094,484     1,071,728     49,629        15,970

  26

NOTES TO
FINANCIAL STATEMENTS


 1. DESCRIPTION OF THE FUND
Zurich YieldWise Money Funds (the Trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three investment funds ("Funds"). Zurich YieldWise Money Market Fund invests primarily in short-term high quality obligations of major banks and corporations. Zurich YieldWise Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. Zurich YieldWise Municipal Money Fund invests in short-term high quality municipal securities.

 2. SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION. Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES. Expenses arising in connection with a fund are allocated to that fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, each fund determines its net asset value per share (NAV) by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of fund shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time for Zurich YieldWise Money Market Fund and Zurich YieldWise Government Money Fund and at 11:00 a.m. and 3:00 p.m. Central time for Zurich YieldWise Municipal Money Fund. Each fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES. Each fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each fund paid no federal income taxes and no federal income tax provision was required.

 3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT. Each fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .50% of the first $215 million of average daily net assets declining to .25% of average daily net assets in excess of $800 million. During the six months ended January 31, 1999, the Funds incurred an aggregate management fee of $1,645,000 after a fee waiver by Scudder Kemper.

ZURICH/B.A.T MERGER. On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the investment management agreement for the Zurich YieldWise Money Fund with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of the Trust has approved a new investment management agreement for that Fund with Scudder Kemper, which is substantially identical to the former investment management agreement, except for the dates of execution and termination. Shareholders of the Zurich YieldWise Money Fund approved the new investment management agreement through a proxy solicitation that concluded in mid-December.

SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $97,000 for the six months ended January 31, 1999.

  28

OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the six months ended January 31, 1999, the Trust made no payments to its officers and incurred trustees' fees of $19,000 to independent trustees.

EXPENSE ABSORPTION. Scudder Kemper has agreed to temporarily waive its management fee and reimburse or pay operating expenses of each fund as follows: for Zurich YieldWise Money Market Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than .45% until January 1, 2000; for Zurich YieldWise Government Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than .10% through at least June 1, 1999, thereafter, to the extent necessary to maintain the Fund's total operating expenses at no more than .34% until June 1, 2000; for Zurich YieldWise Municipal Money Fund, 100% of expenses will be waived and absorbed until June 1, 1999, thereafter, to the extent necessary to maintain the Fund's total operating expenses at no more than .34% until June 1, 2000. For the six months ended January 31, 1999, Scudder Kemper absorbed expenses of $564,000.

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------------
 ZURICH             YIELDWISE                MONEY         MARKET               FUND
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                        APRIL 17,
                                             JANUARY 31,     YEAR ENDED       1997(A)
                                                 1999         JULY 31,        TO JULY
PER SHARE OPERATING PERFORMANCE              (UNAUDITED)        1998          31, 1997
--------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00          1.00           1.00
--------------------------------------------------------------------------------------
Net investment income                                 .03           .06            .02
--------------------------------------------------------------------------------------
Less dividends declared                               .03           .06            .02
--------------------------------------------------------------------------------------
Net asset value, end of period                   $   1.00          1.00           1.00
--------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                        2.62%         5.81           1.69
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------

Expenses                                              .33%          .07             --
--------------------------------------------------------------------------------------
Net investment income                                5.13%         5.63           5.66

--------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------
Expenses                                              .43%          .44            .60
--------------------------------------------------------------------------------
Net investment income                                5.03%         5.26           5.06

--------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Net assets at end of period (in thousands)     $1,094,484     1,071,728        245,064

(a) Commencement of operations.

Note: Scudder Kemper agreed to temporarily waive its management fee and absorb all operating expenses of the Fund through March 31, 1998. In addition, Scudder Kemper has agreed to gradually reinstate its management fee and other operating expenses up to a maximum of .45% until January 1, 2000. The Other Ratios to Average Net Assets are computed without these expense waivers.

  30



FINANCIAL HIGHLIGHTS

 ZURICH YIELDWISE GOVERNMENT MONEY FUND

                                                          DECEMBER 1,
                                                           1998(A) TO
                                                          JANUARY 31,
                                                              1999
 PER SHARE OPERATING PERFORMANCE                          (UNAUDITED)
 --------------------------------------------------------------------
 Net asset value, beginning of period                           $1.00
 --------------------------------------------------------------------
 Net investment income                                            .01
 --------------------------------------------------------------------
 Less dividends declared                                          .01
 --------------------------------------------------------------------
 Net asset value, end of period                                 $1.00
 --------------------------------------------------------------------
 TOTAL RETURN (NOT ANNUALIZED)                                    .86%
 --------------------------------------------------------------------

 --------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 --------------------------------------------------------------------
 Expenses                                                          --
 --------------------------------------------------------------------
 Net investment income                                           5.36%
 --------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 --------------------------------------------------------------------
 Expenses                                                         .59%
 --------------------------------------------------------------------
 Net investment income                                           4.77%
 --------------------------------------------------------------------
 SUPPLEMENTAL DATA
 --------------------------------------------------------------------
 Net assets at end of period (in thousands)                   $49,629

(a) Commencement of operations.

Note: Scudder Kemper has agreed to temporarily waive its management fee and absorb certain operating expenses of the Fund to the extent necessary to maintain the Fund's total operating expenses at no more than .10% through at least June 1, 1999, thereafter, to the extent necessary to maintain the Fund's total operating expenses at no more than .34% until June 1, 2000. The Other Ratios to Average Net Assets are computed without these expense waivers.

FINANCIAL HIGHLIGHTS



 ZURICH YIELDWISE MUNICIPAL MONEY FUND

                                                         DECEMBER 1,
                                                          1998(A) TO
                                                         JANUARY 31,
                                                             1999
 PER SHARE OPERATING PERFORMANCE                          (UNAUDITED)
 -------------------------------------------------------------------
 Net asset value, beginning of period                          $1.00
 -------------------------------------------------------------------
 Net investment income                                           .01
 -------------------------------------------------------------------
 Less dividends declared                                         .01
 -------------------------------------------------------------------
 Net asset value, end of period                                $1.00
 -------------------------------------------------------------------
 TOTAL RETURN (NOT ANNUALIZED)                                   .52%
 -------------------------------------------------------------------

 -------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 -------------------------------------------------------------------
 Expenses                                                         --
 -------------------------------------------------------------------
 Net investment income                                          3.14%
 -------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
 -------------------------------------------------------------------
 Expenses                                                        .59%
 -------------------------------------------------------------------
 Net investment income                                          2.55%
 -------------------------------------------------------------------
 SUPPLEMENTAL DATA
 -------------------------------------------------------------------
 Net assets at end of period (in thousands)                  $15,970

(a) Commencement of operations.

Note: Scudder Kemper has agreed to temporarily waive its management fee and absorb all operating expenses of the Fund through June 1, 1999, thereafter, to the extent necessary to maintain the Fund's total operating expenses at no more than .34% until June 1, 2000. The Other Ratios to Average Net Assets are computed without these expense waivers.

  32


SPECIAL SHAREHOLDERS'
MEETING



 ZURICH YIELDWISE MONEY FUND

On December 17, 1998, a special shareholders' meeting was held. Zurich YieldWise Money Fund shareholders were asked to vote on two separate issues: approval of the new Investment Agreement between the Fund and Scudder Kemper Investments, Inc. and to modify or eliminate certain policies and to eliminate the shareholder approval requirements as to certain other matters. The following are the results.

1) APPROVAL OF THE NEW INVESTMENT AGREEMENT BETWEEN THE FUND AND SCUDDER KEMPER INVESTMENTS, INC. THIS ITEM WAS APPROVED.

                                              FOR         AGAINST       ABSTAIN
YieldWise Money Fund                      520,798,140    47,615,546    22,820,519

2) TO MODIFY OR ELIMINATE CERTAIN POLICIES AND TO ELIMINATE THE SHAREHOLDER APPROVAL REQUIREMENT AS TO CERTAIN OTHER MATTERS. THESE ITEMS WERE APPROVED.

INVESTMENT OBJECTIVES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        479,520,525   65,678,630   41,538,163      4,496,887

INVESTMENT POLICIES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        480,623,921   63,785,019   42,328,376      4,496,887

DIVERSIFICATION

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        481,280,747   63,128,194   42,328,377      4,496,887

BORROWING

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        479,784,680   64,624,260   42,328,376      4,496,887

SENIOR SECURITIES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        481,488,746   62,920,195   42,328,377      4,496,887

CONCENTRATION

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        480,971,600   63,437,341   42,328,376      4,496,887

UNDERWRITING OF SECURITIES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        479,909,878   64,499,062   42,328,377      4,496,887

INVESTMENT IN REAL ESTATE

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        478,614,831   65,794,110   42,328,377      4,496,887

PURCHASE OF COMMODITIES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        479,686,143   64,722,798   42,328,377      4,496,887

LENDING

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        478,686,587   65,722,353   42,328,377      4,496,887

MARGIN PURCHASES AND SHORT SALES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        475,314,532   69,094,409   42,328,377      4,496,887

PURCHASES OF SECURITIES OF RELATED ISSUERS

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        480,508,874   63,900,067   42,328,377      4,496,887

RESTRICTED AND ILLIQUID SECURITIES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        477,587,455   66,691,221   42,458,640      4,496,887

PURCHASES OF SECURITIES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        480,421,020   63,857,657   42,458,640      4,496,887

  34

PURCHASES OF OPTIONS AND WARRANTS

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        478,351,111   66,057,829   42,328,376      4,496,887

INVESTMENT FOR THE PURPOSE OF EXERCISING CONTROL OR MANAGEMENT

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        478,863,573   65,415,104   42,458,640      4,496,887

INVESTMENT IN MINERAL EXPLORATION

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        476,144,580   68,134,096   42,458,640      4,496,887

INVESTMENT IN ISSUERS WITH SHORT HISTORIES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        476,885,927   67,392,750   42,458,640      4,496,887

INVESTMENT IN OTHER INVESTMENT COMPANIES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        478,997,581   65,281,096   42,458,640      4,496,887

INVESTMENT OTHER THAN IN ACCORDANCE WITH OBJECTIVE AND POLICIES

                                FOR        AGAINST      ABSTAIN     BROKER NON-VOTES
YieldWise Money Fund        476,006,764   68,271,913   42,458,640      4,496,887

                      (This page intentionally left blank)

                      (This page intentionally left blank)

TRUSTEES AND OFFICERS

TRUSTEES                                 OFFICERS

DANIEL PIERCE                            MARK S. CASADY
Chairman and Trustee                     President

LEWIS A. BURNHAM                         PHILIP J. COLLORA
Trustee                                  Vice President and
                                         Secretary
DONALD L. DUNAWAY
Trustee                                  ANN M. MCCREARY
                                         Vice President
ROBERT B. HOFFMAN
Trustee                                  ROBERT C. PECK, JR.
                                         Vice President
DONALD R. JONES
Trustee                                  KATHRYN L. QUIRK
                                         Vice President
THOMAS W. LITTAUER
Trustee and Vice President               FRANK J. RACHWALSKI, JR.
                                         Vice President
SHIRLEY D. PETERSON
Director                                 LINDA J. WONDRACK
                                         Vice President
WILLIAM P. SOMMERS
Trustee
                                         JOHN R. HEBBLE
                                         Treasurer

                                         MAUREEN E. KANE
                                         Assistant Secretary

                                         CAROLINE PEARSON
                                         Assistant Secretary

                                         ELIZABETH C. WERTH
                                         Assistant Secretary

                                         BRENDA LYONS
                                         Assistant Treasurer

--------------------------------------------------------------------------------
LEGAL COUNSEL                 VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                              222 North LaSalle Street
                              Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE           KEMPER SERVICE COMPANY
AGENT                         P.O. Box 419066
                              Kansas City, MO 64141-6066

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER        INVESTORS FIDUCIARY TRUST COMPANY
AGENT                         801 Pennsylvania
                              Kansas City, MO 64105

--------------------------------------------------------------------------------

This report must be preceded
or accompanied by a Zurich YieldWise
Funds prospectus.

[RECYCLE LOGO]
Printed in the U.S.A. on recycled paper.

                                                   [ZURICH LOGO]
ZYF-3 (3/99)    1069540                Telephone: 1-888-ZURICH-1(987-4241)